_________________________________________________

David A. Rines Senior Counsel	Ashland Inc. 50 E. RiverCenter Blvd., P.O. Box 391 Covington, KY 41012-0391 Tel: 859 815-5100, Fax: 859 815-3823

November 23, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Ladies & Gentlemen:

On behalf of Ashland Inc., submitted herewith for filing in electronic format is Ashland's Form 10-K.

Please contact me at (859) 815-5100 in the event you have any questions regarding this transmission.

Very truly yours,

/s/ David A. Rines
David A. Rines
Senior Counsel